SoFi Social 50 ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Banking - 1.5%
NU Holdings Ltd. - Class A(a)	34,369	$597,677

Consumer Discretionary Products - 15.2%
Ford Motor Co.	24,764	328,866
Lucid Group, Inc.(a)	10,794	147,122
Nike, Inc. - Class B	4,258	275,195
NIO, Inc. - Class A, ADR(a)	51,616	283,888
Rivian Automotive, Inc. - Class A(a)	74,175	1,250,590
Tesla, Inc.(a)	9,104	3,916,268
		6,201,929

Consumer Discretionary Services - 1.1%
AMC Entertainment Holdings, Inc. - Class A(a)	42,100	103,145
DraftKings, Inc. - Class A(a)	5,646	187,221
Starbucks Corp.	1,881	163,854
		454,220

Consumer Staple Products - 1.1%
Coca-Cola Co.	5,426	396,749
Tilray Brands, Inc.(a)	70,917	57,656
		454,405

Financial Services - 2.4%
Coinbase Global, Inc. - Class A(a)	2,181	595,020
PayPal Holdings, Inc.	5,868	367,865
		962,885

Health Care - 6.1%
Eli Lilly & Co.	627	674,320
Johnson & Johnson	953	197,195
Pfizer, Inc.	19,008	489,266
UnitedHealth Group, Inc.	3,367	1,110,335
		2,471,116

Industrial Products - 0.6%
Boeing Co.(a)	1,242	234,738

Industrial Services - 0.8%
American Airlines Group, Inc.(a)	8,925	125,396
Delta Air Lines, Inc.	2,916	186,916
		312,312

Insurance - 4.5%
Berkshire Hathaway, Inc. - Class B(a)	3,598	$1,848,689

Media - 16.4%
Alphabet, Inc. - Class A	6,430	2,058,757
Alphabet, Inc. - Class C	4,033	1,291,044
Meta Platforms, Inc. - Class A	2,788	1,806,485
Netflix, Inc.(a)	4,957	533,274
Reddit, Inc. - Class A(a)	2,523	546,154
Walt Disney Co.	4,477	467,712
		6,703,426

Oil & Gas - 0.7%
Exxon Mobil Corp.	2,571	298,030

Real Estate - 1.1%
Realty Income Corp. - REIT	7,895	454,831

Retail & Wholesale - Discretionary - 8.2%
Alibaba Group Holding Ltd., ADR	2,443	384,284
Amazon.com, Inc.(a)	10,566	2,464,202
GameStop Corp. - Class A(a)	21,262	479,033
		3,327,519

Retail & Wholesale - Staples - 5.4%
Costco Wholesale Corp.	1,430	1,306,434
Target Corp.	2,508	227,275
Walmart, Inc.	6,038	667,259
		2,200,968

Software & Tech Services - 11.1%
Bullish(a)	7,335	319,953
Figma, Inc. - Class A(a)	3,636	130,787
Microsoft Corp.	3,477	1,710,719
Palantir Technologies, Inc. - Class A(a)	9,026	1,520,430
Shopify, Inc. - Class A(a)	3,762	596,803
SoundHound AI, Inc. - Class A(a)	22,052	265,726
		4,544,418

Tech Hardware & Semiconductors - 22.4%
Advanced Micro Devices, Inc.(a)	7,050	1,533,587
Apple, Inc.	6,689	1,865,228
Broadcom, Inc.	2,497	1,006,191
Intel Corp. (a)	12,886	522,656
NVIDIA Corp.	17,839	3,157,503
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,538	1,031,362
		9,116,527

Telecommunications - 1.2%
AT&T, Inc.	9,399	$244,562
Verizon Communications, Inc.	5,658	232,600
		477,162

TOTAL COMMON STOCKS (Cost $28,531,445)		40,660,852

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(b)	100,610	100,610

TOTAL SHORT-TERM INVESTMENTS (Cost $100,610)		100,610

TOTAL INVESTMENTS - 100.0% (Cost $28,632,055)		$40,761,462
Other Assets in Excess of Liabilities - 0.0%(c)		17,363
TOTAL NET ASSETS - 100.0%		$40,778,825

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.